Convertible Loans (Details) - USD ($)				12 Months Ended
	Jan. 02, 2024	Dec. 27, 2023	Dec. 22, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible loans [Line Items]
Ordinary share, par value		$ 0.0005
Closing initial offering		$ 6,000,000	$ 1,616,971			$ 34,529,644
Volume weighted average price		110.00%
Gross proceeds amount	$ 5,580,000			5,580,000
Placement of net proceeds amount	$ 4,800,000
Fair value of warrants				595,000
Change in fair value of convertible loans				$ 678,297
Converted ordinary shares				7,964,468
Warrant [Member]
Convertible loans [Line Items]
Warrants exercisable shares		1,205,255		1,205,254
Exercise price per share		$ 2.9869		$ 2.9869
SPA [Member]
Convertible loans [Line Items]
Percentage of beneficial ownership limitation		4.99%
VWAP [Member]
Convertible loans [Line Items]
Percentage of beneficial ownership limitation		4.99%
Convertible Loans [Member]
Convertible loans [Line Items]
Convertible securities		$ 50,500,000
Percentage of original issue discount		7.00%
Dividend percentage		50.00%
Convertible of lower per share		$ 2.738
Convertible notes
Convertible loans [Line Items]
Fair value of the convertible notes				$ 4,985,000
VWAP [Member]
Convertible loans [Line Items]
Volume weighted average price		95.00%
VWAP [Member] | Convertible Loans [Member]
Convertible loans [Line Items]
Volume weighted average price		120.00%